Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property and equipment, net (Textual)
Depreciation and amortization	$ 164,942	$ 131,024	$ 121,934